CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (3,517)	$ (3,742)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2	2
Share-based compensation to employees and directors	430	367
Share-based compensation to service providers	206	206
Change in:
Other current assets	384	90
Trade payables	76	(663)
Other accounts payable	(280)	316
Net cash used in operating activities	(2,699)	(3,424)
Cash flows from investing activities
Purchase of property and equipment	(3)	(16)
Net cash used in investing activities	(3)	(16)
Cash flows from financing activities
Proceeds from issuance of ordinary shares under Private Investment in Public Equity	0	6,000
Issuance costs	0	(446)
Net cash provided by financing activities	0	5,554
Change in cash, cash equivalents and restricted cash	(2,702)	2,114
Cash, cash equivalents and restricted cash at the beginning of the year	16,571	15,690
Cash, cash equivalents and restricted cash at the end of the period	13,869	17,804
Non-cash investing and financing activities
Cash and cash equivalents	13,845	17,787
Restricted cash	24	17
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 13,869	$ 17,804